Lease liabilities	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Lease liabilities
15.
Lease liabilities

	As at	As at
	December 31, 2023	December 31, 2022
Current portion of lease liabilities	127,397	115,934
Long-term portion of lease liabilities	332,761	297,105
	460,158	413,039

The table below summarizes changes to the lease liabilities:

		2023	2022
Balance at beginning of year		413,039	429,206
Business combinations	5	30,994	28,269
Sale of business	6	-	(3,129)
Additions		155,218	117,221
Derecognition*		(18,635)	(16,285)
Repayment		(128,107)	(123,606)
Effect of movements in exchange rates		7,649	(18,637)
Balance at end of year		460,158	413,039

* Derecognized lease liabilities include negotiated asset purchases and extinguishments resulting from accidents.

The incremental borrowing rate used on average for 2023 is 5.44% (2022 – 4.01%).

Extension options

Some real estate leases contain extension options exercisable by the Group. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The Group assesses at the lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there are significant events or significant changes in circumstances within its control.

The lease liabilities include future lease payments of $7.9 million (2022 – $9.9 million) related to extension options that the Group is reasonably certain to exercise.

The Group has estimated that the potential future lease payments, should it exercise the remaining extension options, would result in an increase in lease liabilities of $375.0 million (2022 - $377.7 million).

The Group does not have a significant exposure to termination options and penalties.

Variable lease payments

Some leases contain variable lease payments which are not included in the measurement of the lease liability. These payments include, amongst others, common area maintenance fees, municipal taxes and vehicle maintenance fees. The expense related to variable lease payments for the year ended December 31, 2023 was $21.9 million (2022 - $20.6 million).

Sub-leases

The Group sub-leases some of its properties. Income from sub-leasing right-of-use assets for the year ended December 31, 2023 was $15.7 million (2022 - $15.2 million), presented in “Other operating expenses”.

Contractual cash flows

The total contractual cash flow maturities of the Group’s lease liabilities are as follows:

As at
December 31, 2023
Less than 1 year	145,542
Between 1 and 5 years	295,989
More than 5 years	78,016
519,547

For the year ended December 31, 2023, operating lease expenses of $36.8 million (2022 – $45.6 million) were recognized in the consolidated statement of income for leases that either did not meet the definition of a lease under IFRS 16, or were excluded based on practical expedients applied.